Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of January 2015
Collection Period Start	1-Jan-15	Distribution Date	17-Feb-15
Collection Period End	31-Jan-15	30/360 Days	30
Beg. of Interest Period	15-Jan-15	Actual/360 Days	33
End of Interest Period	17-Feb-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	236,584,779.77	199,983,132.77	0.2213142
Total Securities		903,616,273.65	236,584,779.77	199,983,132.77	0.2213142
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.266500%	196,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.580000%	214,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.740000%	90,000,000.00	82,968,506.12	46,366,859.12	0.5151873
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	36,601,647.00	51,163.91	406.6849667	0.5684879
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	36,601,647.00	51,163.91

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,196,856.26
Monthly Interest				1,101,732.18
Total Monthly Payments				4,298,588.44

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				158,990.22
Aggregate Sales Proceeds Advance				20,332,654.14
Total Advances				20,491,644.36

Vehicle Disposition Proceeds:
Reallocation Payments				21,038,379.94
Repurchase Payments				1,757,190.44
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,295,909.79
Excess Wear and Tear and Excess Mileage				272,579.19
Remaining Payoffs				0.00
Net Insurance Proceeds				235,144.17
Residual Value Surplus				510,011.49
Total Collections				58,899,447.82

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	12,180,244.00			848
Involuntary Repossession	30,494.00			3
Voluntary Repossession	34,643.00			2
Full Termination	8,792,998.94			568
Bankruptcy
Insurance Payoff		228,622.90		14
Customer Payoff			206,001.66	12
Grounding Dealer Payoff			7,868,582.25	457
Dealer Purchase			1,679,709.70	93
Total	21,038,379.94	228,622.90	9,754,293.61	1,997

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of January 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	13,998	262,256,722.43	7.00000%	236,584,779.77
Total Depreciation Received		(3,869,693.50)		(3,078,967.74)
Principal Amount of Gross Losses	(29)	(511,290.56)		(465,143.29)
Repurchase / Reallocation	(111)	(1,939,927.49)		(1,757,190.44)
Early Terminations	(798)	(14,143,517.26)		(12,875,555.26)
Scheduled Terminations	(1,164)	(20,775,416.56)		(18,424,790.27)
Pool Balance - End of Period	11,896	221,016,877.06		199,983,132.77

Remaining Pool Balance
Lease Payment				20,505,774.62
Residual Value				179,477,358.15
Total				199,983,132.77

III. DISTRIBUTIONS

Total Collections					58,899,447.82
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					58,899,447.82

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					221,316.70
3. Reimbursement of Sales Proceeds Advance					19,746,030.17
4. Servicing Fee:
Servicing Fee Due					197,153.98
Servicing Fee Paid					197,153.98
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					20,164,500.85

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of January 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	51,163.91

Class A-4 Notes Monthly Interest Paid	51,163.91
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	51,163.91
Total Note and Certificate Monthly Interest Paid	51,163.91
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,683,783.06

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	36,601,647.00

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	36,601,647.00
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,082,136.06

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of January 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,082,136.06
Gross Reserve Account Balance		15,636,380.16
Remaining Available Collections Released to Seller		2,082,136.06
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.49
Monthly Prepayment Speed		117%
Lifetime Prepayment Speed		83%

	$	units
Recoveries of Defaulted and Casualty Receivables	337,061.41
Securitization Value of Defaulted Receivables and Casualty Receivables	465,143.29	29
Aggregate Defaulted and Casualty Gain (Loss)	(128,081.88)
Pool Balance at Beginning of Collection Period	236,584,779.77
Net Loss Ratio	-0.0541%

Cumulative Net Losses for all Periods	0.1915%	1,730,567.49

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,482,276.22	100
61-90 Days Delinquent	860,109.86	58
91-120+ Days Delinquent	243,148.98	16
Total Delinquent Receivables:	2,585,535.06	174
60+ Days Delinquencies as Percentage of Receivables	0.47%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	20,973,242.94	1412
Securitization Value	22,670,993.39
Aggregate Residual Gain (Loss)	(1,697,750.45)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	219,059,745.57	14,278
Cumulative Securitization Value	237,720,472.81
Cumulative Residual Gain (Loss)	(18,660,727.24)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		32,437,417.65
Reimbursement of Outstanding Advance		19,746,030.17
Additional Advances for current period		20,332,654.14
Ending Balance of Residual Advance		33,024,041.62

Beginning Balance of Payment Advance		456,047.19
Reimbursement of Outstanding Payment Advance		221,316.70
Additional Payment Advances for current period		158,990.22
Ending Balance of Payment Advance		393,720.71

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of January 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No